Schedule of borrowings (Details) - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Short-term borrowings		$ 7,551,296	[1]	$ 7,565,887	[1],[2]	$ 8,772,710	[2]
Long-term borrowings		3,677,066	[3]	3,684,171	[3],[4]	11,538,357	[4]
Less: current maturities		(3,677,066)		(3,684,171)		(9,031,383)
Non-current maturities						2,506,974
Promissory note		8,900,000		8,900,000
Total Borrowings		20,128,362		20,150,058		17,804,093
Long-term borrowings		$ 3,677,066		$ 3,684,171
Seamless Group Inc [Member]
Short-term borrowings	[5]					8,772,710		$ 8,978,390
Less: current maturities						(9,031,383)		(4,426,000)
Non-current maturities						2,506,974		7,879,279
Total Borrowings						17,804,093		13,404,390	[6]
Long-term borrowings	[7]					$ 11,538,357		$ 12,305,279

[1]	As of March 31, 2025, and December 31, 2024, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and Nil to 24.0% per annum, respectively. As of March 31, 2025, and December 31, 2024, the weighted average interest rate of these borrowings was 13.7% and 13.7% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2024 and 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 13.7% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[3]	As of March 31, 2025, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 15.0% per annum, respectively. As of March 31, 2025, the weighted average interest rate of these borrowings was 12.6% per annum. The borrowings are denominated in HK$ and US$.
[4]	As of December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% per annum, respectively. As of December 31, 2023, the weighted average interest rate of these borrowings was 13.1% per annum. The borrowings are denominated in HK$ and US$.
[5]	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.
[6]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[7]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.